Financial instruments - Fair values and risk management - Additional information (Details) € in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) derivative	Dec. 31, 2017 USD ($) derivative		Dec. 31, 2016 USD ($)		Dec. 31, 2018 EUR (€) derivative	Dec. 31, 2015 USD ($)	[2]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 173,133,000	$ 143,648,000	[1],[2]	$ 206,689,000	[2]		$ 131,663,000
Percent of floating interest rates hedged	50.00%
Loss before income tax	$ 110,070,000	(1,383,000)	[2],[3],[4]	$ (204,049,000)	[2],[3],[4]
Credit risk
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	173,100,000	$ 143,600,000
Market risk
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis, reasonably possible change in risk variable, amount	1,000
Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Number of derivative instruments held | derivative		0
Interest rate risk | Variable interest rate
Disclosure of detailed information about financial instruments [line items]
Credit exposure	$ 1,620,344,000	$ 751,101,000
Sensitivity analysis, reasonably possible change in risk variable, percent	0.50%
Currency risk
Disclosure of detailed information about financial instruments [line items]
Concentration risk percentage	13.00%	16.00%		17.00%		13.00%
Sensitivity analysis, reasonably possible change in risk variable, percent	10.00%
Currency risk | Currency overlay management strategy
Disclosure of detailed information about financial instruments [line items]
Credit exposure | €						€ 40.0
Loss before income tax	$ 0	$ 0		$ 900,000
One client | Tankers
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	7.00%	10.00%
Customer Concentration Risk | One client | Trade and other receivables | Credit risk
Disclosure of detailed information about financial instruments [line items]
Concentration risk percentage	0.54%	0.03%				0.54%
Customer Concentration Risk | TI Pool | Trade and other receivables | Credit risk
Disclosure of detailed information about financial instruments [line items]
Concentration risk percentage	52.00%	45.37%				52.00%
Joint ventures
Disclosure of detailed information about financial instruments [line items]
Guaranteed portion of related party debt	$ 93,000,000	$ 0
Joint ventures | Credit risk
Disclosure of detailed information about financial instruments [line items]
Guaranteed portion of related party debt		$ 0
Cash flow hedges | Forward cap contract
Disclosure of detailed information about financial instruments [line items]
Number of derivative instruments held | derivative	2					2
Derivative notional amount	$ 200,000,000.0

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.
[2]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.
[3]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.
[4]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.